Average Annual Total Returns - Delaware Tax-Free Minnesota Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	1.52%	4.17%	3.72%	(2.50%)	2.50%	2.85%	(2.50%)	2.46%	2.81%	(0.62%)	2.53%	2.89%	0.37%	2.68%	2.55%	2.38%	3.73%	3.97%	Dec. 31, 2013